Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.
Citi Real Estate Funding Inc.
(together, the “Company”)
Citigroup Global Markets Inc.
Barclays Capital Real Estate Inc.
Barclays Capital Inc.
Wells Fargo Bank, National Association
Wells Fargo Securities, LLC
KKR Capital Markets LLC
(collectively, the “Specified Parties”):

Re: KRE Commercial Mortgage Trust 2025-AIP4 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “KRE 2025-AIP4_Accounting Tape_Final.xlsx” provided by the Company on February 13, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 29 related mortgaged properties (the “Mortgaged Properties”) as of March 9, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by KRE Commercial Mortgage Trust 2025-AIP4, Commercial Mortgage Pass-Through Certificates, Series 2025-AIP4 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Assumed One-month Term SOFR” means the rate of 4.31186% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Assumed Mortgage Loan Spread” means the spread of 2.00000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Mezzanine Loan Spread” means the spread of 5.00000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Assumed One-month Term SOFR, Assumed Mortgage Loan Spread, Mezzanine Loan Spread and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Mortgaged Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Mortgaged Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

2

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

February 13, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip	Appraisal Report, Engineering Report
Market	Underwriting File
Year Built	Underwriting File
Year Renovated	Appraisal Report, Engineering Report
Wtd. Avg. Clear Height	Underwriting File
Total NRA	Underwriting File
Unit of Measure	Underwriting File
Leased (%)	Underwriting File
Leased (%) Date	Underwriting File
Dock Doors	Underwriting File
Office % of NRA	Underwriting File
% of NRA Leased to Investment Grade Tenants	Underwriting File
% of UW Gross Rent from Investment Grade Tenants	Underwriting File
# of tenants	Underwriting File
WA Lease Expiration Date	Underwriting File
Ownership Interest	Draft Title Policy
Mortgage Loan Closing Date Balance	Draft Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Mortgage Loan Maturity Date Balance	Draft Loan Agreement
Mezzanine Loan Closing Date Balance	Draft Loan Agreement
Mezzanine Loan Maturity Date Balance	Draft Loan Agreement
Individual Appraised Value Date	Appraisal Report
Aggregate Individual Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Required?	Environmental Report
Seismic Zone	Seismic Report, Engineering Report
PML %	Seismic Report, Engineering Report
Origination Date	Draft Loan Agreement
Term SOFR Lookback Days	Draft Loan Agreement
Term SOFR Cap	Provided by the Company
Term SOFR Cap Expiration Date	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Draft Loan Agreement
Initial Maturity Date	Draft Loan Agreement
Floating Rate Component Extensions	Draft Loan Agreement
Fully Extended Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement, Draft Cash Management Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
Cash Management Type	Draft Loan Agreement, Draft Cash Management Agreement
Cash Management Trigger	Draft Loan Agreement, Draft Cash Management Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Floating Rate Component Prepayment Provision	Draft Loan Agreement
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial CapEx Escrow	Draft Loan Agreement
Ongoing Cap Ex Escrow Monthly	Draft Loan Agreement
Cap Ex Escrow Springing Conditions	Draft Loan Agreement
Initial TI/LC Escrow	Draft Loan Agreement
Ongoing TI/LC Escrow Monthly	Draft Loan Agreement
TI/LC Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement
Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File
Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
Largest Tenant (by UW Gross Rent) NRA	Underwriting File
A-3

ATTACHMENT A

Attribute	Source Document(s)
Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File
Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File
2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File
2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File
2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File
3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File
3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File
3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
Base Rent 2022	Underwriting File
Base Rent 2023	Underwriting File
Base Rent 2024	Underwriting File
Base Rent Sponsor 2025 Budget	Underwriting File
Base Rent UW	Underwriting File
Potential Income from Vacant Space 2022	Underwriting File
Potential Income from Vacant Space 2023	Underwriting File
Potential Income from Vacant Space 2024	Underwriting File
Potential Income from Vacant Space Sponsor 2025 Budget	Underwriting File
Potential Income from Vacant Space UW	Underwriting File
Rent Steps 2022	Underwriting File
Rent Steps 2023	Underwriting File
A-4

ATTACHMENT A

Attribute	Source Document(s)
Rent Steps 2024	Underwriting File
Rent Steps Sponsor 2025 Budget	Underwriting File
Rent Steps UW	Underwriting File
Credit Rent Steps 2022	Underwriting File
Credit Rent Steps 2023	Underwriting File
Credit Rent Steps 2024	Underwriting File
Credit Rent Steps Sponsor 2025 Budget	Underwriting File
Credit Rent Steps UW	Underwriting File
Recoveries 2022	Underwriting File
Recoveries 2023	Underwriting File
Recoveries 2024	Underwriting File
Recoveries Sponsor 2025 Budget	Underwriting File
Recoveries UW	Underwriting File
Gross Potential Rent 2022	Underwriting File
Gross Potential Rent 2023	Underwriting File
Gross Potential Rent 2024	Underwriting File
Gross Potential Rent Sponsor 2025 Budget	Underwriting File
Gross Potential Rent UW	Underwriting File
Vacancy Loss 2022	Underwriting File
Vacancy Loss 2023	Underwriting File
Vacancy Loss 2024	Underwriting File
Vacancy Loss Sponsor 2025 Budget	Underwriting File
Vacancy Loss UW	Underwriting File
Other Income 2022	Underwriting File
Other Income 2023	Underwriting File
Other Income 2024	Underwriting File
Other Income Sponsor 2025 Budget	Underwriting File
A-5

ATTACHMENT A

Attribute	Source Document(s)
Other Income UW	Underwriting File
Effective Gross Income 2022	Underwriting File
Effective Gross Income 2023	Underwriting File
Effective Gross Income 2024	Underwriting File
Effective Gross Income Sponsor 2025 Budget	Underwriting File
Effective Gross Income UW	Underwriting File
Management Fee 2022	Underwriting File
Management Fee 2023	Underwriting File
Management Fee 2024	Underwriting File
Management Fee Sponsor 2025 Budget	Underwriting File
Management Fee UW	Underwriting File
Utilities 2022	Underwriting File
Utilities 2023	Underwriting File
Utilities 2024	Underwriting File
Utilities Sponsor 2025 Budget	Underwriting File
Utilities UW	Underwriting File
CAM 2022	Underwriting File
CAM 2023	Underwriting File
CAM 2024	Underwriting File
CAM Sponsor 2025 Budget	Underwriting File
CAM UW	Underwriting File
Real Estate Taxes 2022	Underwriting File
Real Estate Taxes 2023	Underwriting File
Real Estate Taxes 2024	Underwriting File
Real Estate Taxes Sponsor 2025 Budget	Underwriting File
Real Estate Taxes UW	Underwriting File
Insurance 2022	Underwriting File
A-6

ATTACHMENT A

Attribute	Source Document(s)
Insurance 2023	Underwriting File
Insurance 2024	Underwriting File
Insurance Sponsor 2025 Budget	Underwriting File
Insurance UW	Underwriting File
Non-recoverable 2022	Underwriting File
Non-recoverable 2023	Underwriting File
Non-recoverable 2024	Underwriting File
Non-recoverable Sponsor 2025 Budget	Underwriting File
Non-recoverable UW	Underwriting File
Other Expenses 2022	Underwriting File
Other Expenses 2023	Underwriting File
Other Expenses 2024	Underwriting File
Other Expenses Sponsor 2025 Budget	Underwriting File
Other Expenses UW	Underwriting File
Total Operating Expenses 2022	Underwriting File
Total Operating Expenses 2023	Underwriting File
Total Operating Expenses 2024	Underwriting File
Total Operating Expenses Sponsor 2025 Budget	Underwriting File
Total Operating Expenses UW	Underwriting File
Net Operating Income 2022	Underwriting File
Net Operating Income 2023	Underwriting File
Net Operating Income 2024	Underwriting File
Net Operating Income Sponsor 2025 Budget	Underwriting File
Net Operating Income UW	Underwriting File
Replacement Reserves 2022	Underwriting File
Replacement Reserves 2023	Underwriting File
Replacement Reserves 2024	Underwriting File
A-7

ATTACHMENT A

Attribute	Source Document(s)
Replacement Reserves Sponsor 2025 Budget	Underwriting File
Replacement Reserves UW	Underwriting File
Tenant Improvements and Leasing Commissions 2022	Underwriting File
Tenant Improvements and Leasing Commissions 2023	Underwriting File
Tenant Improvements and Leasing Commissions 2024	Underwriting File
Tenant Improvements and Leasing Commissions Sponsor 2025 Budget	Underwriting File
Tenant Improvements and Leasing Commissions UW	Underwriting File
Net Cash Flow 2022	Underwriting File
Net Cash Flow 2023	Underwriting File
Net Cash Flow 2024	Underwriting File
Net Cash Flow Sponsor 2025 Budget	Underwriting File
Net Cash Flow UW	Underwriting File
A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
WA Lease Term Remaining	WA Lease Expiration Date minus Cut-off Date, divided by 365
Mortgage Loan Closing Date Balance per SF	Mortgage Loan Closing Date Balance divided by Total NRA
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance divided by the aggregate sum of each Mortgage Loan Closing Date Balance
Mezzanine Loan Closing Date Balance per SF	Mezzanine Loan Closing Date Balance divided by Total NRA
% of Mezzanine Loan Closing Date Balance	Mezzanine Loan Closing Date Balance divided by the aggregate sum of each Mezzanine Loan Closing Date Balance
Total Loan Closing Date Balance	Mortgage Loan Closing Date Balance plus Mezzanine Loan Closing Date Balance
Total Loan Closing Date Balance per SF	Total Loan Closing Date Balance divided by Total NRA
% of Total Loan Closing Date Balance	Total Loan Closing Date Balance divided by the aggregate sum of each Total Loan Closing Date Balance
Total Loan Maturity Date Balance	Mortgage Loan Maturity Date Balance plus Mezzanine Loan Maturity Date Balance
Aggregate Individual Appraised Value per SF	Aggregate Individual Appraised Value divided by Total NRA
Mortgage Loan Interest Rate at Term SOFR Cap	Assumed Mortgage Loan Spread plus Term SOFR Cap
Mezzanine Loan Interest Rate at Term SOFR Cap	Mezzanine Loan Spread plus Term SOFR Cap
Monthly Mortgage Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment divided by 12
Annual Mortgage Loan Debt Service Payment	Product of i) sum of a) Assumed Mortgage Loan Spread and b) Assumed One-month Term SOFR, ii) Mortgage Loan Closing Date Balance, and iii) Interest Calculation (30/360 / Actual/360)
Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap divided by 12
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of i) Mortgage Loan Interest Rate at Term SOFR Cap, ii) Mortgage Loan Closing Date Balance, and iii) Interest Calculation (30/360 / Actual/360)
Monthly Mezzanine Loan Debt Service Payment	Annual Mezzanine Loan Debt Service Payment divided by 12
Annual Mezzanine Loan Debt Service Payment	Product of i) sum of a) Mezzanine Loan Spread and b) Assumed One-month Term SOFR, ii) Mezzanine Loan Closing Date Balance, and iii) Interest Calculation (30/360 / Actual/360)
Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Product of i) Mezzanine Loan Interest Rate at Term SOFR Cap, ii) Mezzanine Loan Closing Date Balance, and iii) Interest Calculation (30/360 / Actual/360)
Monthly Total Loan Debt Service Payment	Monthly Mortgage Loan Debt Service Payment plus Monthly Mezzanine Loan Debt Service Payment
Annual Total Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment plus Annual Mezzanine Loan Debt Service Payment
Monthly Total Loan Debt Service Payment at Term SOFR Cap	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap plus Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap
Annual Total Loan Debt Service Payment at Term SOFR Cap	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap plus Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Initial Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	Original Amortization Term (Months) minus Seasoning
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning
Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Mortgage Loan Closing Date Balance divided by Aggregate Individual Appraised Value
Mortgage Loan Balloon LTV (Aggregate Individual Values)	Mortgage Loan Maturity Date Balance divided by Aggregate Individual Appraised Value
B-2

ATTACHMENT B

Attribute	Calculation Methodology
Total Loan Closing Date LTV (Aggregate Individual Values)	Total Loan Closing Date Balance divided by Aggregate Individual Appraised Value
Total Loan Balloon LTV (Aggregate Individual Values)	Total Loan Maturity Date Balance divided by Aggregate Individual Appraised Value
Mortgage Loan UW NOI Debt Yield	Net Operating Income UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW divided by Mortgage Loan Closing Date Balance
Total Loan UW NOI Debt Yield	Net Operating Income UW divided by Total Loan Closing Date Balance
Total Loan UW NCF Debt Yield	Net Cash Flow UW divided by Total Loan Closing Date Balance
Mortgage Loan UW NOI DSCR	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Mortgage Loan UW NCF DSCR at Term SOFR Cap	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Total Loan UW NOI DSCR	Net Operating Income UW divided by Annual Total Loan Debt Service Payment
Total Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Total Loan Debt Service Payment
Total Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Total Loan Debt Service Payment at Term SOFR Cap
Total Loan UW NCF DSCR at Term SOFR Cap	Net Cash Flow UW divided by Annual Total Loan Debt Service Payment at Term SOFR Cap

B-3